Provisions and other long-term liabilities (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Disclosure of other provisions [line items]
Other provisions at beginning of period	$ 42,577	$ 46,284
Addition to provision	17,433	1,501
Recovery of abandonment costs		(5,916)
Acquisitions		9,738
Exchange difference	309	1,777
Foreign currency translation	(334)	(1,648)
Amortization	(429)	(1,005)
Unwinding of discount	3,650	3,423
Unused amounts reversed		(2,093)
Amounts used during the year	(1,144)	(874)
Liabilities associated with assets held for sale		(8,610)
Other provisions at end of period	62,062	42,577
Provision for decommissioning, restoration and rehabilitation costs [member]
Disclosure of other provisions [line items]
Other provisions at beginning of period	40,317	38,075
Addition to provision	13,299	462
Recovery of abandonment costs		(4,817)
Acquisitions		9,738
Exchange difference	375	1,823
Foreign currency translation	(334)	(1,648)
Amortization	0	0
Unwinding of discount	3,573	3,250
Amounts used during the year	(1,117)	(750)
Liabilities associated with assets held for sale		(5,816)
Other provisions at end of period	56,113	40,317
Provision For Deferred Income [member]
Disclosure of other provisions [line items]
Other provisions at beginning of period	447	1,452
Addition to provision	2,267	0
Exchange difference	(18)
Foreign currency translation	0	0
Amortization	(429)	(1,005)
Unwinding of discount		0
Other provisions at end of period	2,267	447
Miscellaneous other provisions [member]
Disclosure of other provisions [line items]
Other provisions at beginning of period	1,813	6,757
Addition to provision	1,867	1,039
Recovery of abandonment costs		(1,099)
Exchange difference	(48)	(46)
Foreign currency translation	0	0
Amortization	0	0
Unwinding of discount	77	173
Unused amounts reversed		(2,093)
Amounts used during the year	(27)	(124)
Liabilities associated with assets held for sale		(2,794)
Other provisions at end of period	$ 3,682	$ 1,813